Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Weighted average amortization period (in years)	5 years	5 years 8 months 12 days
Gross carrying amount	¥ 51,355	¥ 45,395
Accumulated amortization	(31,259)	(21,344)
Net carrying amount	¥ 20,096	¥ 24,051
Software
Intangible assets, net
Weighted average amortization period (in years)	3 years 8 months 12 days	4 years 10 months 24 days
Gross carrying amount	¥ 42,715	¥ 37,055
Accumulated amortization	(27,482)	(18,378)
Net carrying amount	¥ 15,233	¥ 18,677
Customer relationship
Intangible assets, net
Weighted average amortization period (in years)	6 years	10 years
Gross carrying amount	¥ 7,735	¥ 7,736
Accumulated amortization	(3,364)	(2,600)
Net carrying amount	¥ 4,371	¥ 5,136
Trademarks
Intangible assets, net
Weighted average amortization period (in years)	10 years	10 years
Gross carrying amount	¥ 623	¥ 462
Accumulated amortization	(361)	(337)
Net carrying amount	¥ 262	¥ 125
Patent right
Intangible assets, net
Weighted average amortization period (in years)	10 years	10 years
Gross carrying amount	¥ 282	¥ 142
Accumulated amortization	(52)	(29)
Net carrying amount	¥ 230	¥ 113